Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
March 31, 2023
LCC-NPRT1-0523
1.9899866.102
Foreign Government and Government Agency Obligations - 84.5%
		Principal Amount (a)	Value ($)
Brazil - 9.8%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.8628% to 13.7798% 7/1/23 to 1/1/26	BRL	113,020,000	19,046,621
Brazilian Federative Republic:
10% 1/1/25	BRL	28,750,000	5,502,939
10% 1/1/27	BRL	38,000,000	7,040,299
10% 1/1/29	BRL	12,250,000	2,177,896
10% 1/1/31	BRL	22,750,000	3,927,725
10% 1/1/33	BRL	7,050,000	1,184,577
TOTAL BRAZIL			38,880,057
Chile - 1.3%
Chilean Republic:
4.5% 3/1/26	CLP	725,000,000	871,305
4.7% 9/1/30 (Reg. S) (b)	CLP	1,000,000,000	1,211,698
5% 3/1/35	CLP	950,000,000	1,184,568
6% 1/1/43	CLP	1,275,000,000	1,780,493
TOTAL CHILE			5,048,064
China - 10.1%
Peoples Republic of China:
2.68% 5/21/30	CNY	92,250,000	13,263,581
2.88% 11/5/23	CNY	57,000,000	8,328,668
3.28% 12/3/27	CNY	88,750,000	13,292,556
3.81% 9/14/50	CNY	32,250,000	5,148,957
TOTAL CHINA			40,033,762
Colombia - 3.8%
Colombian Republic:
5.75% 11/3/27	COP	31,100,000,000	5,392,013
6% 4/28/28	COP	1,850,000,000	318,045
7% 6/30/32	COP	22,800,000,000	3,630,791
7.25% 10/26/50	COP	8,500,000,000	1,124,648
7.5% 8/26/26	COP	13,650,000,000	2,641,247
9.25% 5/28/42	COP	12,000,000,000	2,035,697
TOTAL COLOMBIA			15,142,441
Czech Republic - 4.2%
Czech Republic:
0.45% 10/25/23	CZK	87,500,000	3,905,413
0.95% 5/15/30 (Reg. S)	CZK	186,750,000	6,648,641
1.2% 3/13/31	CZK	45,000,000	1,598,776
1.5% 4/24/40	CZK	27,000,000	782,991
2% 10/13/33	CZK	106,000,000	3,842,224
TOTAL CZECH REPUBLIC			16,778,045
Dominican Republic - 0.3%
Dominican Republic:
9.75% 6/5/26 (Reg. S)	DOP	26,500,000	470,647
13.625% 2/3/33 (b)	DOP	38,500,000	792,854
TOTAL DOMINICAN REPUBLIC			1,263,501
Egypt - 0.3%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	36,000,000	892,859
16.1% 5/7/29	EGP	12,000,000	300,866
TOTAL EGYPT			1,193,725
Hungary - 2.8%
Hungarian Republic:
2.25% 6/22/34	HUF	470,000,000	767,705
2.75% 12/22/26	HUF	1,144,000,000	2,536,291
3% 10/27/38	HUF	245,000,000	387,347
3.25% 10/22/31	HUF	782,000,000	1,537,423
5.5% 6/24/25	HUF	1,300,000,000	3,278,814
6.75% 10/22/28	HUF	1,118,000,000	2,834,300
TOTAL HUNGARY			11,341,880
Indonesia - 10.7%
Indonesian Republic:
6.375% 4/15/32	IDR	51,000,000,000	3,329,821
6.5% 6/15/25	IDR	34,750,000,000	2,326,311
6.5% 2/15/31	IDR	32,500,000,000	2,153,156
7.125% 6/15/42	IDR	14,000,000,000	942,223
7.125% 6/15/43	IDR	6,000,000,000	404,172
7.5% 4/15/40	IDR	61,750,000,000	4,292,551
8.125% 5/15/24	IDR	85,000,000,000	5,793,174
8.25% 5/15/29	IDR	123,500,000,000	8,942,168
8.25% 5/15/36	IDR	44,750,000,000	3,297,793
8.375% 9/15/26	IDR	120,750,000,000	8,538,002
8.375% 3/15/34	IDR	19,788,000,000	1,464,849
8.375% 4/15/39	IDR	17,250,000,000	1,292,980
TOTAL INDONESIA			42,777,200
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	440,000,000	892,270
Malaysia - 4.8%
Malaysian Government:
3.582% 7/15/32	MYR	11,500,000	2,538,939
3.757% 5/22/40	MYR	10,000,000	2,125,643
3.828% 7/5/34	MYR	14,300,000	3,157,796
4.065% 6/15/50	MYR	14,500,000	3,074,230
4.696% 10/15/42	MYR	9,700,000	2,335,826
4.762% 4/7/37	MYR	20,000,000	4,791,977
4.893% 6/8/38	MYR	4,000,000	977,405
TOTAL MALAYSIA			19,001,816
Mexico - 9.2%
United Mexican States:
5.75% 3/5/26	MXN	275,000,000	13,776,252
7.75% 11/23/34	MXN	44,500,000	2,276,408
7.75% 11/13/42	MXN	168,750,000	8,188,753
8% 7/31/53	MXN	22,000,000	1,084,092
8.5% 5/31/29	MXN	205,250,000	11,212,806
TOTAL MEXICO			36,538,311
Peru - 2.2%
Peruvian Republic:
5.35% 8/12/40	PEN	2,250,000	468,168
5.4% 8/12/34(Reg. S)	PEN	8,850,000	1,975,179
6.35% 8/12/28	PEN	9,900,000	2,564,165
6.9% 8/12/37	PEN	2,500,000	622,459
6.95% 8/12/31	PEN	11,500,000	2,976,143
TOTAL PERU			8,606,114
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	30,000,000	527,172
Poland - 4.8%
Polish Government:
1.25% 10/25/30	PLN	27,200,000	4,535,875
1.75% 4/25/32	PLN	14,500,000	2,383,455
2.5% 7/25/26	PLN	38,000,000	7,933,738
2.5% 7/25/27	PLN	15,000,000	3,039,754
2.75% 10/25/29	PLN	7,000,000	1,345,447
TOTAL POLAND			19,238,269
Romania - 4.0%
Romanian Republic:
3.65% 9/24/31	RON	15,550,000	2,612,253
4% 10/25/23	RON	11,500,000	2,486,903
4.25% 6/28/23	RON	20,250,000	4,418,037
4.75% 2/24/25	RON	5,550,000	1,173,645
4.75% 10/11/34	RON	9,000,000	1,565,452
5% 2/12/29	RON	16,450,000	3,227,516
5.8% 7/26/27	RON	2,750,000	572,676
TOTAL ROMANIA			16,056,482
South Africa - 9.6%
South African Republic:
6.5% 2/28/41	ZAR	64,000,000	2,259,375
7% 2/28/31	ZAR	98,750,000	4,585,024
8% 1/31/30	ZAR	228,000,000	11,660,540
8.75% 2/28/48	ZAR	163,750,000	7,055,161
8.875% 2/28/35	ZAR	196,250,000	9,440,662
10.5% 12/21/26	ZAR	57,500,000	3,438,475
TOTAL SOUTH AFRICA			38,439,237
Thailand - 4.8%
Kingdom of Thailand:
1.585% 12/17/35	THB	82,750,000	2,165,889
1.6% 6/17/35	THB	180,750,000	4,752,478
2% 12/17/31	THB	94,500,000	2,699,629
2% 6/17/42	THB	45,000,000	1,147,285
2.875% 6/17/46	THB	44,400,000	1,263,511
3.3% 6/17/38	THB	164,250,000	5,113,983
3.775% 6/25/32	THB	60,000,000	1,963,316
TOTAL THAILAND			19,106,091
Turkey - 1.1%
Turkish Republic:
8% 3/12/25	TRY	38,250,000	1,782,919
10.5% 8/11/27	TRY	19,750,000	1,004,517
11% 2/24/27	TRY	8,950,000	441,679
11.7% 11/13/30	TRY	18,500,000	1,048,007
TOTAL TURKEY			4,277,122
Uruguay - 0.4%
Uruguay Republic:
8.25% 5/21/31	UYU	31,500,000	718,783
8.5% 3/15/28 (Reg. S)	UYU	34,750,000	832,093
TOTAL URUGUAY			1,550,876
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $356,405,696)			336,692,435

Supranational Obligations - 0.8%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	57,900,000	992,053
Inter-American Development Bank:
5.1% 11/17/26	IDR	15,000,000,000	967,005
5.7% 11/12/24	INR	105,000,000	1,244,580
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,655,373)			3,203,638

Money Market Funds - 12.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c) (Cost $51,318,387)	51,308,125	51,318,387

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $411,379,456)	391,214,460
NET OTHER ASSETS (LIABILITIES) - 1.8% (d)	6,974,271
NET ASSETS - 100.0%	398,188,731

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	4,543,000	USD	840,985	Bank of America, N.A.	6/15/23	43,351
BRL	14,978,000	USD	2,855,482	Goldman Sachs Bank USA	6/15/23	60,122
BRL	10,641,000	USD	2,002,823	State Street Bank and Trust Co	6/15/23	68,544
BRL	20,907,000	USD	3,911,140	State Street Bank and Trust Co	6/15/23	158,596
CLP	171,428,000	USD	211,300	BNP Paribas S.A.	6/15/23	2,562
CLP	1,452,856,000	USD	1,745,172	Bank of America, N.A.	6/15/23	67,316
CLP	659,680,000	USD	824,806	Citibank, N. A.	6/15/23	(1,832)
CZK	44,633,000	USD	1,982,825	BNP Paribas S.A.	6/15/23	72,008
CZK	43,737,000	USD	1,983,193	BNP Paribas S.A.	6/15/23	30,390
CZK	154,231,000	USD	6,930,551	JPMorgan Chase Bank, N.A.	6/15/23	170,001
EGP	21,927,000	USD	653,757	Citibank, N. A.	6/15/23	(11,354)
HUF	706,584,000	USD	1,961,744	JPMorgan Chase Bank, N.A.	6/15/23	8,819
IDR	5,895,900,000	USD	381,983	Bank of America, N.A.	6/15/23	10,460
IDR	3,151,200,000	USD	210,740	Goldman Sachs Bank USA	6/15/23	(990)
INR	137,615,000	USD	1,664,027	Bank of America, N.A.	6/15/23	3,591
MXN	166,233,000	USD	8,756,332	BNP Paribas S.A.	6/15/23	337,363
MXN	4,889,000	USD	254,099	Brown Brothers Harriman & Co	6/15/23	13,352
MXN	60,924,000	USD	3,210,243	JPMorgan Chase Bank, N.A.	6/15/23	122,574
MYR	4,323,000	USD	967,114	Goldman Sachs Bank USA	6/15/23	17,477
MYR	26,662,000	USD	5,998,200	Goldman Sachs Bank USA	6/15/23	74,242
MYR	53,639,000	USD	12,105,394	State Street Bank and Trust Co	6/15/23	111,235
PEN	3,808,000	USD	1,005,811	Bank of America, N.A.	6/15/23	1,304
PEN	4,300,000	USD	1,125,242	Citibank, N. A.	6/15/23	11,994
PEN	3,769,000	USD	987,683	State Street Bank and Trust Co	6/15/23	9,117
PHP	67,489,000	USD	1,239,172	Citibank, N. A.	6/15/23	1,800
PLN	12,496,000	USD	2,839,893	BNP Paribas S.A.	6/15/23	41,935
PLN	23,238,000	USD	5,242,432	JPMorgan Chase Bank, N.A.	6/15/23	116,717
RON	4,534,000	USD	969,927	BNP Paribas S.A.	6/15/23	21,121
RON	4,535,000	USD	976,394	BNP Paribas S.A.	6/15/23	14,872
THB	645,744,000	USD	18,936,602	JPMorgan Chase Bank, N.A.	6/15/23	156,764
THB	54,570,000	USD	1,609,055	JPMorgan Chase Bank, N.A.	6/15/23	4,471
THB	101,886,000	USD	3,018,275	JPMorgan Chase Bank, N.A.	6/15/23	(5,708)
TRY	76,733,000	USD	3,825,785	Citibank, N. A.	6/15/23	(281,063)
TRY	14,910,000	USD	747,665	Citibank, N. A.	6/15/23	(58,889)
USD	6,242,042	BRL	33,139,000	BNP Paribas S.A.	6/15/23	(208,764)
USD	882,805	BRL	4,534,000	JPMorgan Chase Bank, N.A.	6/15/23	221
USD	1,947,933	CLP	1,624,284,000	Bank of America, N.A.	6/15/23	(78,418)
USD	211,884	CNY	1,446,000	Bank of America, N.A.	6/15/23	41
USD	1,013,965	CNY	6,934,000	State Street Bank and Trust Co	6/15/23	(1,882)
USD	482,358	COP	2,348,600,000	BNP Paribas S.A.	6/15/23	(14,507)
USD	1,127,576	CZK	24,461,000	Goldman Sachs Bank USA	6/15/23	1,431
USD	2,853,823	CZK	65,361,000	JPMorgan Chase Bank, N.A.	6/15/23	(155,294)
USD	233,124	HUF	87,569,000	Brown Brothers Harriman & Co	6/15/23	(11,094)
USD	977,910	HUF	374,618,000	JPMorgan Chase Bank, N.A.	6/15/23	(66,847)
USD	5,268,077	IDR	81,191,600,000	Bank of America, N.A.	6/15/23	(136,198)
USD	1,654,603	INR	137,615,000	Citibank, N. A.	6/15/23	(13,014)
USD	5,650,306	MXN	108,244,000	Brown Brothers Harriman & Co	6/15/23	(271,128)
USD	351,452	MXN	6,766,000	Goldman Sachs Bank USA	6/15/23	(18,678)
USD	709,057	MXN	13,705,000	Goldman Sachs Bank USA	6/15/23	(40,668)
USD	572,162	MXN	11,025,000	JPMorgan Chase Bank, N.A.	6/15/23	(30,955)
USD	1,976,417	MXN	36,898,000	State Street Bank and Trust Co	6/15/23	(42,070)
USD	620,026	PEN	2,353,000	Goldman Sachs Bank USA	6/15/23	(2,280)
USD	1,227,073	PHP	67,489,000	Bank of America, N.A.	6/15/23	(13,899)
USD	1,241,707	PLN	5,371,000	Goldman Sachs Bank USA	6/15/23	3,047
USD	966,916	PLN	4,271,000	JPMorgan Chase Bank, N.A.	6/15/23	(18,062)
USD	1,624,912	RON	7,455,000	Brown Brothers Harriman & Co	6/15/23	(4,612)
USD	370,706	RON	1,716,000	Goldman Sachs Bank USA	6/15/23	(4,379)
USD	2,012,077	RON	9,130,000	JPMorgan Chase Bank, N.A.	6/15/23	16,429
USD	778,600	THB	26,356,000	JPMorgan Chase Bank, N.A.	6/15/23	(695)
USD	1,201,610	THB	41,150,000	JPMorgan Chase Bank, N.A.	6/15/23	(15,113)
USD	973,825	THB	33,258,000	JPMorgan Chase Bank, N.A.	6/15/23	(9,548)
USD	1,059,330	TRY	23,069,000	Bank of America, N.A.	6/15/23	(6,355)
USD	1,057,681	TRY	22,756,000	Goldman Sachs Bank USA	6/15/23	6,456
USD	2,992,905	TRY	61,702,000	JPMorgan Chase Bank, N.A.	6/15/23	142,548
USD	215,434	ZAR	3,844,000	Brown Brothers Harriman & Co	6/15/23	925
USD	911,289	ZAR	16,904,000	Brown Brothers Harriman & Co	6/15/23	(32,015)
USD	1,012,634	ZAR	18,528,000	Goldman Sachs Bank USA	6/15/23	(21,296)
ZAR	14,478,000	USD	796,874	Bank of America, N.A.	6/15/23	11,051
ZAR	35,432,000	USD	1,931,534	JPMorgan Chase Bank, N.A.	6/15/23	45,701

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						402,341

Unrealized Appreciation						1,979,948
Unrealized Depreciation						(1,577,607)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,004,552 or 0.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $590,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	52,392,505	61,712,904	62,787,022	353,653	-	-	51,318,387	0.1%
Total	52,392,505	61,712,904	62,787,022	353,653	-	-	51,318,387

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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